Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expense	$ 4,540,160	$ 2,325,766
Accrued payroll and welfare	1,351,286	204,973
Contract liabilities	180,608	166,582
Payable for purchasing equipment	52,603	13,101
Others	231,307	330,294
Total	$ 6,355,964	$ 3,040,716